CONDENSED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,572,382)	$ (2,392,750)	$ (2,582,171)	$ (1,410,514)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,554	1,110	1,462	954
Amortization of loan origination costs			10,272	527
Imputed interest on non-interest bearing related party debts				134
Amortization of debt discount	645,365	126,892	166,275	10,879
Stock based compensation, related parties	19,595	1,523,103	1,529,182	394,540
Stock based compensation	74,832	287,264	319,986	359,846
Decrease (increase) in assets:
Prepaid expenses	(3,879)	589	284	(3,450)
Increase (decrease) in liabilities:
Accounts payable	21,790	151,958	40,774	25,157
Accounts payable, related parties	11,341	20,434	29,369	(14,573)
Accrued interest	56,299	12,194	21,172	(2,577)
Accrued interest, related parties	1,800		1,170
Judgment payable	340,647
Net cash used in operating activities	(403,038)	(269,206)	(462,225)	(639,077)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(3,536)			(2,374)
Net cash used in investing activities	(3,536)			(2,374)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	2,000		40
Proceeds from sale of stock on equity line of credit	68,520			762,250
Proceeds of convertible notes payable	417,500	210,000	365,000	75,000
Proceeds of notes payable, related parties		30,000	30,000
Repayments of convertible notes payable	(89,039)			(109,000)
Net cash provided by financing activities	398,981	240,000	395,040	728,250
NET CHANGE IN CASH	(7,593)	(29,206)	(67,185)	86,799
CASH AT BEGINNING OF PERIOD	35,414	102,599	102,599	15,800
CASH AT END OF PERIOD	27,821	73,393	35,414	102,599
SUPPLEMENTAL INFORMATION:
Interest paid	13,539			32,619
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note	364,220	142,011	297,011	37,019
Value of shares issued for conversion of debt	488,552	82,619	227,388
Cashless exercise of common stock warrants, 2,250,000 warrants exercised	22			$ 37,981
Common stock issued for settlement of accounts payable, related party	$ 13,765